INCOME TAX EXPENSE (Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income tax [Abstract]
Current tax	$ (139,695)	$ (322,832)	$ (578,902)
Recovery of income tax	552	0	13,429
Deferred tax	221,834	(256,830)	102,431
Write-down of deferred tax assets	(427,835)	0	0
Recognition of previously unrecognized deferred tax assets	0	25,438	128,634
Income tax expense	$ (345,144)	$ (554,224)	$ (334,408)